Asset Impairment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Asset Impairment Charges [Abstract]
Long-lived asset impairment charges	$ 18.3	$ 0.7	$ 0.2
Asset impairment charges, net of tax	$ 11.3	$ 0.4	$ 0.1